Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	30.00%	30.00%	30.00%
Difference between accounting and tax expenses, net	35.80%	4.80%	(18.40%)
Non-taxable sale of equity securities and fixed assets	3.40%	(3.80%)	1.30%
Difference between book and tax inflation	28.20%	23.90%	(7.10%)
Differences in the income tax rates in the countries where CEMEX operates	(6.20%)	4.70%	(0.90%)
Changes in deferred tax assets	(59.70%)	(48.70%)	(9.60%)
Changes in provisions for uncertain tax positions	(5.10%)	2.60%	0.20%
Others	0.70%	0.90%	1.80%
Effective consolidated income tax expense rate	27.10%	14.40%	(2.70%)
Mexican statutory tax rate	$ 231	$ 280	$ (391)
Difference between accounting and tax expenses, net	276	45	240
Non-taxable sale of equity securities and fixed assets	26	(35)	(17)
Difference between book and tax inflation	217	223	92
Differences in the income tax rates in the countries where CEMEX operates	(48)	44	12
Changes in deferred tax assets	(460)	(454)	125
Changes in provisions for uncertain tax positions	(39)	24	(3)
Others	6	10	(22)
Effective consolidated income tax expense rate	$ 209	$ 137	$ 36